Law Offices

Stradley, Ronon, Stevens & Young, LLP

1250 Connecticut Ave NW, Suite 500
Washington, D.C. 20036
(202) 419-8429

1933 Act Rule 497(j)
1933 Act File No. 333-40455
1940 Act File No. 811-08495

Direct Dial: (202) 419-8429

March 3, 2009

FILED VIA EDGAR

Filing Desk U.S. Securities and Exchange Commission
100 F Street, N.E. Washington, D.C. 20549

Re: Nationwide Mutual Funds (the "Registrant")
SEC File Nos. 333-40455 and 811-08495
Rule 497(j) filing

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of the Prospectus and the Statement of Additional Information for each of the following funds:

Nationwide Fund
Nationwide Growth Fund
Nationwide Large Cap Value Fund
Nationwide Value Fund
Nationwide Value Opportunities Fund
Nationwide Bond Fund
Nationwide Government Bond Fund
Nationwide Enhanced Income Fund
Nationwide Short Duration Bond Fund
Nationwide Money Market Fund

Nationwide Investor Destinations
   Aggressive Fund
Nationwide Investor Destinations
   Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations
   Moderately Conservative Fund
Nationwide Investor Destinations
   Conservative Fund
Nationwide Destination 2010 Fund

Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Retirement Income Fund
Nationwide Bond Index Fund

Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
Nationwide Micro Cap Equity Fund
NorthPointe Small Cap Value Fund
NorthPointe Small Cap Growth Fund
Nationwide Mid Cap Growth Fund
Nationwide U.S. Small Cap Value Fund
Nationwide International Value Fund

that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 97/98 to the Registration Statement of Nationwide Mutual Funds that has been filed electronically.

     Post-Effective Amendment Nos. 97/98 became effective with the Securities and Exchange Commission on March 2, 2009.

     If you have any questions with the respect to the filing, please do not hesitate to telephone the undersigned at (202) 419-8429.

Very truly yours,

/s/Peter M. Hong
Peter M. Hong